United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-4743

                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments


Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares                                                                           Value
                     Common Stocks--95.0%
                     Consumer Discretionary--8.8%
 284,500             Belo (A.H.) Corp., Series A                            $     6,526,430
 385,000             Delphi Auto Systems Corp.                                    3,526,600
 49,700              Knight-Ridder, Inc.                                          3,202,171
 1,125,100           Limited, Inc.                                                22,592,008
 562,100             Mattel, Inc.                                                 9,044,189
 239,100             May Department Stores Co.                                    5,860,341
 251,900             Maytag Corp.                                                 5,095,937
 707,300             McDonald's Corp.                                             19,111,246
 592,800             Newell Rubbermaid, Inc.                                      12,762,984
 1,261,900           Pearson PLC, ADR                                             14,221,613
 145,700             Pier 1 Imports, Inc.                                         2,527,895
 101,200             Thomson Corp.                                                3,348,022
 203,300             Tupperware Corp.                                             3,470,331
                     Total                                                        111,289,767
                     Consumer Staples--6.6%
 145,400             Albertsons, Inc.                                             3,573,932
 57,000              Altria Group, Inc.                                           2,790,150
 59,600              Anheuser-Busch Cos., Inc.                                    3,146,880
 197,200             Archer-Daniels-Midland Co.                                   3,149,284
 458,200             Coca-Cola Co.                                                20,486,122
 154,500             Colgate-Palmolive Co.                                        8,343,000
 358,200             Kimberly-Clark Corp.                                         23,891,940
 256,500             Loews Corp.-Carolina Group                                   6,330,420
 62,400              PepsiCo, Inc.                                                3,120,000
 136,000             Sara Lee Corp.                                               3,009,680
 97,700              Unilever N.V., ADR                                           5,867,862
                     Total                                                        83,709,270
                     Energy--7.2%
 339,200             BP PLC, ADR                                                  18,215,040
 1,202,300           Exxon Mobil Corp.                                            55,426,030
 173,300             Total SA, Class B, ADR                                       16,981,667
                     Total                                                        90,622,737
                     Financials--33.5%
 161,643             Ace Ltd.                                                     6,231,338
 434,400             Allstate Corp.                                               20,508,024
 1,569,100           Amvescap PLC, ADR                                            16,616,769
 713,514             Bank of America Corp.                                        32,093,860
 461,800             Bank of New York Co., Inc.                                   13,761,640
 86,900              Barclays Bank PLC, ADR                                       3,248,322
 98,175              Cincinnati Financial Corp.                                   3,961,361
 1,314,400           Citigroup, Inc.                                              61,224,752
 120,600             Commercial Federal Corp.                                     3,288,762
 517,000             Equity Office Properties Trust                               14,765,520
 56,200              Federal Home Loan Mortgage Corp.                             3,772,144
 92,800              Federal National Mortgage Association                        6,908,960
 776,100             J.P. Morgan Chase & Co.                                      30,718,038
 67,000              Jefferson-Pilot Corp.                                        3,209,300
 121,500             Lloyds TSB Group PLC, ADR                                    3,700,890
 666,500             MBNA Corp.                                                   16,089,310
 72,900              Marsh & McLennan Cos., Inc.                                  3,257,901
 225,500             Mellon Financial Corp.                                       6,507,930
 397,400             Morgan Stanley                                               20,160,102
 381,600             Nationwide Financial Services, Inc., Class A                 13,275,864
 172,000             New York Community Bancorp, Inc.                             3,672,200
 152,300             Northern Trust Corp.                                         6,556,515
 97,100              Protective Life Corp.                                        3,799,523
 501,500             Sun Life Financial Services of Canada                        13,876,505
 333,067             The St. Paul Travelers Cos., Inc.                            11,554,094
 420,700             Trizec Properties, Inc.                                      7,109,830
 807,900             U.S. Bancorp                                                 23,833,050
 344,100             UBS AG                                                       23,223,309
 456,700             Wells Fargo & Co.                                            26,831,125
 311,300             Willis Group Holdings Ltd.                                   10,886,161
 132,800             XL Capital Ltd.                                              9,322,560
                     Total                                                        423,965,659
                     Healthcare--6.7%
 159,700             Abbott Laboratories                                          6,657,893
 403,000             Baxter International, Inc.                                   12,307,620
 282,000             Bristol-Myers Squibb Co.                                     6,691,860
 156,600             GlaxoSmithKline PLC, ADR                                     6,442,524
 57,600              Johnson & Johnson                                            3,346,560
 51,700              Lilly (Eli) & Co.                                            3,280,365
 417,700             Merck & Co., Inc.                                            18,783,969
 478,200             Pfizer, Inc.                                                 15,622,794
 330,100             Wyeth                                                        12,071,757
                     Total                                                        85,205,342
                     Industrials--8.7%
 1,133,200           BAE Systems PLC, ADR                                         16,349,356
 1,373,500           General Electric Co.                                         45,037,065
 173,900             Lockheed Martin Corp.                                        9,352,342
 345,900             Quebecor World, Inc.                                         7,599,423
 143,400             TPG NV, ADR                                                  3,348,390
 116,500             Union Pacific Corp.                                          6,653,315
 168,900             United Technologies Corp.                                    15,861,399
 231,000             Waste Management, Inc.                                       6,419,490
                     Total                                                        110,620,780
                     Information Technology--1.0%
 741,100             Hewlett-Packard Co.                                          13,258,279
                     Materials--6.9%
 66,100              Air Products & Chemicals, Inc.                               3,462,318
 378,400             Akzo Nobel NV, ADR                                           12,783,109
 207,300             Alcoa, Inc.                                                  6,712,374
 174,500             Bowater, Inc.                                                6,269,785
 669,700             Du Pont (E.I.) de Nemours & Co.                              28,301,522
 94,200              Freeport-McMoRan Copper & Gold, Inc., Class B                3,544,746
 89,700              Hanson PLC, ADR                                              3,074,019
 245,600             POSCO, ADR                                                   8,885,808
 173,700             Rohm & Haas Co.                                              7,040,061
 561,200             Stora Enso Oyj, ADR                                          7,559,364
                     Total                                                        87,633,106
                     Telecommunication Services--8.9%
 159,600             AT&T Corp.                                                   2,358,888
 319,600             BCE, Inc.                                                    6,654,072
 619,000             BellSouth Corp.                                              16,564,440
 1,189,700           SBC Communications, Inc.                                     30,682,363
 173,200             Sprint Corp.                                                 3,408,576
 354,000             TDC A/S, ADR                                                 6,269,340
 162,700             Telecomunicacoes de Sao Paulo SA, ADR                        2,819,591
 261,700             Telefonos de Mexico, Class L, ADR                            8,476,463
 587,100             Telstra Corp. Ltd., ADR                                      9,968,958
 559,800             Verizon Communications                                       21,972,150
 147,000             Vodafone Group PLC, ADR                                      3,366,300
                     Total                                                        112,541,141
                     Utilities--6.7%
 162,700             DPL, Inc.                                                    3,307,691
 43,200              E.On AG, ADR                                                 3,078,000
 121,100             Equitable Resources, Inc.                                    6,349,273
 395,100             Exelon Corp.                                                 14,559,435
 962,000             Korea Electric Power Corp., ADR                              9,658,480
 381,700             National Grid Group PLC, ADR                                 16,187,897
 223,900             Northeast Utilities Co.                                      4,292,163
 158,100             ONEOK, Inc.                                                  3,724,836
 173,400             Pinnacle West Capital Corp.                                  7,319,214
 127,700             RWE AG, ADR                                                  6,238,809
 522,400             Suez SA, ADR                                                 10,165,904
                     Total                                                        84,881,702
                     Total Common Stocks
                     (identified cost $1,078,959,783)                             1,203,727,783
                     Preferred Stocks--2.2%
                     Consumer Discretionary--1.4%
 658,100             General Motors Corp., Conv. Pfd., Series C, $1.56,
                     Annual Dividend                                              18,321,504
                     Financials--0.5%
 236,400             Chubb Corp., PRIDES, $1.75, Annual Dividend                  6,474,996
                     Utilities--0.3%
 74,800              American Electric Power Co., Inc., DECS, $4.63,
                     Annual Dividend                                              3,349,544
                     Total Preferred Stocks
                     (identified cost $26,758,425)                                28,146,044
                     Mutual Fund--1.7%
 21,465,248      1   Prime Value Obligations Fund, IS Shares (at net
                     asset value)                                                 21,465,164
                     Total Investments--98.9%
                      (identified cost $1,127,183,372)2                           1,253,338,991
                     OTHER ASSETS AND LIABILITIES-NET--1.1%                        13,599,150
                     TOTAL NET ASSETS--100%                                  $     1,266,938,141


1    Affiliated company

2 The cost of investments for federal tax purposes amounts to $1,127,183,372. The net unrealized appreciation of investments for federal tax purposes was $126,155,619. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,782,525 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,626,906.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004